30. Risk management (Details 2) $ in Millions	Jun. 30, 2020 USD ($) [1]
Remote scenario [member] | Future and forward contracts [member] | Derivatives not designated for hedge accounting [member] | Crude oil and oil products price changes [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	$ (506)
Remote scenario [member] | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(506)
Probable scenario [member] | Future and forward contracts [member] | Derivatives not designated for hedge accounting [member] | Crude oil and oil products - price changes [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments
Probable scenario [member] | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments
Reasonably possible scenario [member] | Future and forward contracts [member] | Derivatives not designated for hedge accounting [member] | Crude oil and oil products - price changes [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	(253)
Reasonably possible scenario [member] | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments	$ (253)

[1]	The probable scenario was computed based on the fair value of oil and oil products prices at June 30, 2020. Reasonably possible and remote scenarios consider 25% and 50% deterioration in the associated risk variables respectively.